ENVIRONMENTAL REHABILITATION (Schedule of Reconciliation of Obligations Associated Retirement Properties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Environmental Rehabilitation Schedule Of Reconciliation Of Obligations Associated Retirement Properties
Balance, April 1, 2018	$ 13,098	$ 12,186
Reclamation expenditures	(187)	(25)
Unwinding of discount of environmental rehabilitation	479	449
Revision of provision	1,122	(694)
Foreign exchange impact	(824)	1,182
Balance, March 31, 2019	$ 13,688	$ 13,098